Document and Entity Information	Mar. 23, 2017
Prospectus:
Document Type	497
Document Period End Date	Mar. 23, 2017
Registrant Name	DREYFUS INVESTMENT FUNDS
Central Index Key	0000799295
Amendment Flag	false
Document Creation Date	Mar. 23, 2017
Document Effective Date	Mar. 23, 2017
Prospectus Date	Feb. 01, 2017
Dreyfus/The Boston Company Small Cap Value Fund | Class Y
Prospectus:
Trading Symbol	BOSYX